Loans and advances to customers - Impaired assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets			€ 40,473
Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets	€ 47,751
Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets		€ 43,508	40,473
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	848,915	790,470
Financial assets at end of period	882,921	848,915	790,470
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additions	10,821	8,409	7,393
Written-off assets	(12,673)	(13,522)	(12,758)
Changes in the scope of consolidation	177	9,618	661
Exchange differences and other	(387)	(798)	1,144
Gross carrying amount | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	872,849	814,863
Financial assets at end of period	906,228	872,849	814,863
Gross carrying amount | Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	36,280	32,573	36,133
Financial assets at end of period	€ 34,218	€ 36,280	€ 32,573